Segment and geographic information	12 Months Ended
Dec. 31, 2013
Segment and geographic information
Segment and geographic information

16. Segment and geographic information

        The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of operations data by two segments, online business and offline business, when making decisions about allocating resources and assessing performance of the Group. In identifying its reportable segments, the Group also considers the nature of services provided by its operating segments.

        The Group's chief operating decision maker evaluates segment performance based on revenues, cost of revenues and gross profit. Accordingly, all expenses are considered corporate level activities and are not allocated to segments. Therefore, it is not feasible to show profit or loss by reportable segments. Also, the Group's chief operating decision maker does not assign assets to these segments and no asset information by segment is provided to the chief operating decision maker.

        The Group has two reportable segments: online business and offline business. The online business segment is responsible for developing and operating online virtual worlds and operating proprietary online virtual worlds. The offline business segment is responsible for licensing the Group's proprietary cartoon figures, producing films and merchandising sales of the Group's cartoon figures.

Year ended December 31, 2011	Online Business	Offline Business	Total
Revenue	$43,115,126	$5,296,444	$48,411,570
Less: sales tax and related taxes	2,784,348	230,181	3,014,529

Net revenue	40,330,778	5,066,263	45,397,041
Less: cost of services	6,035,323	1,652,235	7,687,558

Gross profit	$34,295,455	$3,414,028	$37,709,483

Year ended December 31, 2012	Online Business	Offline Business	Total
Revenue	$34,091,925	$8,188,499	$42,280,424
Less: sales tax and related taxes	1,922,430	149,760	2,072,190

Net revenue	32,169,495	8,038,739	40,208,234
Less: cost of services	6,949,772	3,048,618	9,998,390

Gross profit	$25,219,723	$4,990,121	$30,209,844

Year ended December 31, 2013	Online Business	Offline Business	Total
Revenue	$37,670,793	$13,117,356	$50,788,149
Less: sales tax and related taxes	2,340,641	93,821	2,434,462

Net revenue	35,330,152	13,023,535	48,353,687
Less: cost of services	7,643,598	5,620,619	13,264,217

Gross profit	$27,686,554	$7,402,916	$35,089,470

        The Group generates substantially all of its revenues from customers in the PRC. Substantially all of the Group's long-lived assets are located in the PRC.